Basis of Consolidation - Summary of Company's Main Operating Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2019
Despegar.com.ar S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Argentina
Viajes Falabella S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Argentina
Decolar.com LTDA. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Brazil
Despegar.com Chile SpA [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Chile
Despegar Colombia S.A.S. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Colombia
DespegarEcuador S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Ecuador
Despegar.com Mexico S.A. de C.V. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Mexico
Despegar.com Peru S.A.C. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Peru
Despegar.com USA, Inc. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	United States
Travel Reservations S.R.L. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Uruguay
Viajes Falabella SpA [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Chile
Agencia de Viajes y Turismo Falabella S.A.S. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Colombia
Viajes Falabella S.A.C. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Peru